Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
18.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Group performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Group to disclose the financial statements for the parent Company.

PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2021	2022
ASSETS
Cash and cash equivalents	$1,105	$1,104
Investment income in subsidiaries	-	-
Prepaid expenses and other current assets, net	4	2
TOTAL ASSETS	$1,109	$1,106

LIABILITIES
Investment deficit in subsidiaries	190,267	5,887,042
TOTAL LIABILITIES	$190,267	$5,887,042

Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares authorized as of December 31, 2021 and December 31, 2022, respectively; 22,115,592 shares issued and outstanding as of December 31,2021 and December 31, 2022, respectively)	1,106	1,106
Additional paid-in capital	75,621,294	75,621,294
Statutory reserve	237,486	237,486
Accumulated deficit	(72,584,621)	(78,483,156)
Accumulated other comprehensive loss	(3,464,423)	(3,262,666)
Total shareholders’ deficit	$(189,158)	$(5,885,936)

*	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on March 29, 2019.

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME

	Years ended December 31,
	2020	2021	2022
Revenue	$-	$-	$-
Cost of revenue	-	-	-
Gross profit	-	-	-

Operating expenses:
Share of (loss)/income in subsidiaries and VIEs	$(6,808,365)	$3,677,813	$(5,898,535)
(Loss)/Income before income tax provision	(6,808,365)	3,677,813	(5,898,535)
Provision for income tax	-	-	-
Net (loss)/income	$(6,808,365)	$3,677,813	$(5,898,535)

PARENT COMPANY STATEMENTS OF CASH FLOW

	Years ended December 31,
	2020	2021	2022
Net cash used in operating activities	$-	$-	$(1)
Net cash used in investing activities	-	-	-
Net cash provided by financing activities	-	-	-
Net cash inflow	$-	$-	$(1)